PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net
Property and equipment, gross	$ 9,872	$ 8,950
Less: Accumulated depreciation	(8,952)	(7,879)
Property and equipment, net	920	1,071
Depreciation expense	764	1,378	$ 2,118
Leasehold improvements
Property and equipment, net
Property and equipment, gross	4,069	3,748
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	2,715	2,345
Software and IT equipment
Property and equipment, net
Property and equipment, gross	$ 3,088	$ 2,857